FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Private warrants | Level 3
Fair value by hierarchy
Financial liabilities, at fair value	$ 1,302,524	$ 2,861,511
Other financial assets | Level 1
Fair value by hierarchy
Financial assets, at fair value	649,199	$ 356,233
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 5,488,245